Income Taxes - Schedule of Components of Income Before Income Taxes (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes - Schedule of Components of Income Before Income Taxes (Details) [Line Items]
Domestic (Jersey)	$ 114,833	$ 164,266	$ 69,856
Foreign	(112)	(883)	6,614
Income before income taxes	$ 114,721	$ 163,383	$ 76,470